Related parties - Transactions with related parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Transactions with related parties
Net operating revenue	$ 180	$ 210	$ 342	$ 386
Cost and operating expenses	(266)	(405)	(539)	(911)
Financial result	(3)	(13)	(3)	(41)
Joint Ventures
Transactions with related parties
Net operating revenue	68	96	137	160
Cost and operating expenses	(261)	(398)	(528)	(896)
Financial result	8	(12)	29	(10)
Associates
Transactions with related parties
Net operating revenue	57	68	118	136
Cost and operating expenses	(5)	(7)	(11)	(15)
Financial result	2		4
Major Stockholders
Transactions with related parties
Net operating revenue	55	46	87	90
Financial result	$ (13)	$ (1)	$ (36)	$ (31)